Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$962	$242
2013	965	965
2014	985	985
2015	1,004	1,004
Thereafter	2,424	2,424

	$6,340	$5,620